Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Summary of Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. Restricted cash at December 31, 2021 and 2020 consisted of the following:

	2021	2020
Trust accounts	$16,289	$17,054
Other restricted cash accounts	60,073	57,093
Total restricted cash	$76,362	$74,147